As filed with the Securities and Exchange Commission on August 12, 2020

File No. 333-235952

United States
Securities and Exchange Commission
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. ___
Post-Effective Amendment No. 2

(Check appropriate box or boxes)

AQUILA MUNICIPAL TRUST

(Exact Name of Registrant as Specified in Charter)

(212) 697-6666
(Area Code and Telephone Number)

120 West 45th Street, Suite 3600
New York, New York 10036
(Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

Diana P. Herrmann
Aquila Investment Management LLC
120 West 45th Street, Suite 3600
New York, New York 10036
(Name and Address of Agent for Service)

Copy to: Roger P. Joseph, Esq.
Morgan, Lewis & Bockius LLP
One Federal Street
Boston, Massachusetts 02110

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

Title of Securities Being Registered: Shares of beneficial interest of Aquila Tax-Free Trust of Oregon, a series of the Registrant.

The Registrant has registered an indefinite amount of securities under the Securities Act of 1933, as amended, pursuant to Section 24(f) under the Investment Company Act of 1940, as amended; accordingly, no fee is payable herewith because of reliance upon Section 24(f).

This registration statement will become effective on August 12, 2020, pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

PART C

OTHER INFORMATION
AQUILA MUNICIPAL TRUST

ITEM 15. INDEMNIFICATION

No change from the information set forth in Item 30 of the most recently filed Registration Statement of Aquila Municipal Trust (the "Registrant") on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940 (File Nos. 33-1857 and 811-4503), as filed with the Securities and Exchange Commission on July 24, 2020 (Accession No. 0000784056-20-000099), which information is incorporated herein by reference.

ITEM 16. EXHIBITS

(1)(a)	Amended and Restated Declaration of Trust	(1)
(1)(b)	Schedule A and Schedule B to Amended and Restated Declaration of Trust	(7)
(2)(a)	By-Laws	(2)
(3)	Not applicable
(4)	Form of Agreement and Plan of Reorganization	(*)
(5)	Reference is made to Exhibits (1) and (2) hereof
(6)(a)	Advisory and Administration Agreement - Aquila Tax-Free Trust of Oregon	(7)
(6)(b)	Sub-Advisory Agreement - Aquila Tax-Free Trust of Oregon	(7)
(6)(c)	Investment Advisory Fee Waiver Agreement - Aquila Tax-Free Trust of Oregon	(7)
(7)(a)	Distribution Agreement - Aquila Tax-Free Trust of Oregon	(7)
(7)(b)	Sales Agreement for Brokerage Firms	(3)
(7)(c)	Sales Agreement for Financial Institutions	(3)
(7)(d)	Sales Agreement for Investment Advisers	(3)
(8)	Not applicable
(9)(a)	Custody Agreement	(1)
(10)(a)	Distribution Plan - Aquila Tax-Free Trust of Oregon	(7)
(10)(b)	Shareholder Services Plan - Aquila Tax-Free Trust of Oregon	(7)
(10)(c)	Plan pursuant to Rule 18f-3 under the 1940 Act - Aquila Tax-Free Trust of Oregon	(7)
(11)	Opinion of Counsel (legality of securities being offered) - Aquila Tax-Free Trust of Oregon	(9)
(12)	Final opinion as to tax matters and consent	(**)
(13)(a)	Shareholder Services Agreement - Aquila Tax-Free Trust of Oregon	(7)
(13)(b)	Transfer Agency and Shareholder Services Agreement	(4)
(13)(c)	Fund Accounting Agreement	(1)
(14)	Consent of Independent Registered Public Accounting Firm	(9)
(15)	Not applicable
(16)	Powers of Attorney	(8)
(17)(a)	Code of Ethics of the Trust	(5)
(17)(b)	Code of Ethics of the Manager and the Distributor	(5)
(17)(c)	Code of Ethics of Davidson Fixed Income Management Inc. doing business as Kirkpatrick Pettis Capital Management	(6)
(17)(d)	Form of Proxy Card	(8)
(17)(e)	Prospectus of Aquila Tax-Free Trust of Oregon dated July 25, 2019 and Statement of Additional Information of Aquila Tax-Free Trust of Oregon dated July 25, 2019	(8)
(17)(f)	Annual Report of Aquila Tax-Free Trust of Oregon, for the fiscal year ended March 31, 2019	(8)
(17)(g)	Semi-Annual Report of Aquila Tax-Free Trust of Oregon, for the fiscal period ended September 30, 2019	(8)

(1) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 47 to the Registrant’s Registration Statement on Form N-1A (File Nos. 33-1857 and 811-4503) as filed with the Securities and Exchange Commission (the “SEC”) on July 25, 2016 (Accession No. 0000784056-16-000087).

(2) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 42 to the Registrant’s Registration Statement on Form N-1A (File Nos. 33-1857 and 811-4503) as filed with the SEC on May 19, 2014 (Accession No. 0000784056-14-000010).

(3) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 15 to the Registrant’s Registration Statement on Form N-1A (File Nos. 33-1857 and 811-4503) as filed with the SEC on October 29, 1997 (Accession No. 0000784056-97-000010).

(4) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 51 to the Registrant’s Registration Statement on Form N-1A (File Nos. 33-1857 and 811-4503) as filed with the SEC on July 24, 2017 (Accession No. 0000784056-17-000062).

(5) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 31 to the Registrant’s Registration Statement on Form N-1A (File Nos. 33-1857 and 811-4503) as filed with the SEC on October 21, 2011 (Accession No. 0000784056-11-000027).

(6) Previously filed.  Incorporated herein by reference from the exhibits filed with the Registrant's Initial Registration Statement on Form N-14 (File No. 333-188056) as filed with the SEC on April 22, 2013 (Accession No. 0000707800-13-000014).

(7) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 57 to the Registrant’s Registration Statement on Form N-1A (File Nos. 33-1857 and 811-4503) as filed with the SEC on January 16, 2020 (Accession No. 0000784056-20-000008).

(8) Previously filed.  Incorporated herein by reference from the exhibits filed with the Registrant's Initial Registration Statement on Form N-14 (File No. 333-235952) as filed with the SEC on January 17, 2020 (Accession No. 0000784056-20-000012).

(9) Previously filed.  Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-14 (File No. 333-235952) as filed with the SEC on March 5, 2020 (Accession No. 0000784056-20-000023).

(*) Attached as Exhibit A to the Proxy Statement/Prospectus

(**) Filed herewith.

ITEM 17. UNDERTAKINGS.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this Registration Statement by any person or party which is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement on Form N-14 pursuant to rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 12th day of August, 2020.

AQUILA MUNICIPAL TRUST

/s/  Diana P. Herrmann
By:
Name:  Diana P. Herrmann
Title:    President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/ Diana P. Herrmann Diana P. Herrmann	Trustee, Vice Chair of the Board and President	August 12, 2020

/s/ Ernest Calderón* Ernest Calderón	Trustee	August 12, 2020

/s/ Thomas A. Christopher* Thomas A. Christopher	Chair of the Board of Trustees	August 12, 2020

/s/ Gary C. Cornia* Gary C. Cornia	Trustee	August 12, 2020

/s/ Grady Gammage, Jr. * Grady Gammage, Jr.	Trustee	August 12, 2020

/s/ James A. Gardner* James A. Gardner	Trustee	August 12, 2020

/s/ Patricia L. Moss* Patricia L. Moss	Trustee	August 12, 2020

/s/ Glenn P. O’Flaherty* Glenn P. O’Flaherty	Trustee	August 12, 2020

/s/ Laureen L. White* Laureen L. White	Trustee	August 12, 2020

/s/ Joseph P. DiMaggio Joseph P. DiMaggio	Chief Financial Officer and Treasurer	August 12, 2020

* By:       /s/ Diana P. Herrmann
Diana P. Herrmann
Attorney-in-Fact, pursuant to Power of Attorney

EXHIBIT INDEX

The following exhibits are filed as part of this Registration Statement:

Exhibit No.
(12)	Final Opinion as to tax matters and consent